Segmented Information	12 Months Ended
May 31, 2012
Segment Reporting [Abstract]
Segmented Information

16.	SEGMENTED INFORMATION

The Company’s business consists of mineral properties and oil and gas property interests. Details on a geographic basis are as follows:

May 31, 2012	Canada $	United States $	Total $
Total assets	2,262,481	285,613	2,548,094
Acquisition and exploration costs	113,490	258,529	372,019
Net income (loss)	(413,975)	(352,355)	(766,330)

May 31, 2011	Canada $	United States $	Total $
Total assets	86,188	2,169,989	2,256,177
Acquisition and exploration costs	48,886	2,038,807	2,089,693
Net income (loss)	(554,766)	20,582	(534,184)